Changes in Carrying Amount of Goodwill by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Goodwill [Line Items]
Gross goodwill, beginning of year	¥ 211,200
Accumulated impairment, beginning of year	(6,310)
Balance at beginning of year	204,890	205,573
Goodwill acquired during the year	20,263	7,256
Impairment losses	(7,281)	(6,310)
Foreign currency translation adjustment	3,051	(1,629)
Other	(3,283)
Gross goodwill, end of year	231,231	211,200
Accumulated impairment, end of year	(13,591)	(6,310)
Balance at end of year	217,640	204,890
Mobile phone business
Goodwill [Line Items]
Gross goodwill, beginning of year	151,866
Accumulated impairment, beginning of year	(6,310)
Balance at beginning of year	145,556	151,207
Goodwill acquired during the year	19,278	1,611
Impairment losses		(6,310)
Foreign currency translation adjustment	1,465	(952)
Other	(16)
Gross goodwill, end of year	172,593	151,866
Accumulated impairment, end of year	(6,310)	(6,310)
Balance at end of year	166,283	145,556
All other businesses
Goodwill [Line Items]
Gross goodwill, beginning of year	59,334
Balance at beginning of year	59,334	54,366
Goodwill acquired during the year	985	5,645
Impairment losses	(7,281)
Foreign currency translation adjustment	1,586	(677)
Other	(3,267)
Gross goodwill, end of year	58,638	59,334
Accumulated impairment, end of year	(7,281)
Balance at end of year	¥ 51,357	¥ 59,334